SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS (Details) - USD ($) $ in Thousands	Mar. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Leases
Future rental payments 2023	$ 480		$ 648
Accretion of lease liability 2023	(28)	[1]	(54)	[2]
Operating lease obligation 2023	452		594
Future rental payments 2024	633		633
Accretion of lease liability 2024	(62)	[1]	(73)	[2]
Operating lease obligation 2024	571		560
Future rental payments 2025	645		645
Accretion of lease liability 2025	(107)	[1]	(118)	[2]
Operating lease obligation 2025	538		527
Future rental payments 2026	658		658
Accretion of lease liability 2026	(152)	[1]	(162)	[2]
Operating lease obligation 2026	507		496
Future rental payments 2027	671		671
Accretion of lease liability 2027	(194)	[1]	(203)	[2]
Operating lease obligation 2027	477		468
Future rental payments thereafter	914		915
Accretion of lease liability thereafter	(322)	[1]	(334)	[2]
Operating lease obligation thereafter	593				$ 581
Future rental payments	4,002		4,170
Accretion of lease liability	(865)	[1]	(944)	[2]
Operating lease obligation	3,137		3,226
Future rental payments	$ 4,002		$ 4,170

[1]	Weighted average discount rate 3.85%.
[2]	Weighted average discount rate 7.98%